Schedule III Real Estate and Accumulated Depreciation (Parenthetical) (Detail) (USD $)	Dec. 31, 2012
Real Estate and Accumulated Depreciation [Line Items]
Aggregate cost of properties for federal income tax purpose	$ 3,140,000,000
Master Trust Debt
Real Estate and Accumulated Depreciation [Line Items]
Properties collateralized	937,395,000
Commercial Mortgage Backed Securities
Real Estate and Accumulated Depreciation [Line Items]
Properties collateralized	$ 831,215,000